Commission and Fee Income (Tables)	12 Months Ended
Dec. 31, 2020
Commissions and Fee Income [Abstract]
Commission and Fee Income and Expense [text block table]
in € m.	2020	2019	2018
Commission and fee income and expense:
Commission and fee income	12,227	12,283	12,921
Commission and fee expense	2,803	2,763	2,882
Net commissions and fee income	9,424	9,520	10,039

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Disaggregation of revenues by product type and business segment based on IFRS 15 [text block table]

Disaggregation of revenues by product type and business segment

	Dec 31,2020
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	245	17	235	23	1	(3)	518
Commissions for assets under management	19	1	319	3,090	0	1	3,429
Commissions for other securities	365	0	35	0	0	0	401
Underwriting and advisory fees	29	1,688	13	0	1	(42)	1,688
Brokerage fees	21	357	1,103	72	113	(1)	1,665
Commissions for local payments	437	(2)	951	0	0	7	1,394
Commissions for foreign commercial business	409	25	104	0	0	(3)	536
Commissions for foreign currency/exchange business	4	0	6	0	0	0	11
Commissions for loan processing and guarantees	529	210	305	0	7	7	1,058
Intermediary fees	13	2	757	1	1	12	787
Fees for sundry other customer services	271	289	39	131	4	7	741
Total fee and commissions income	2,343	2,588	3,867	3,317	127	(15)	12,227
Gross expense							(2,803)
Net fees and commissions							9,424

	Dec 31,2019
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	251	8	234	23	5	0	521
Commissions for assets under management	22	1	304	3,219	1	2	3,547
Commissions for other securities	330	0	28	1	1	0	359
Underwriting and advisory fees	29	1,568	15	0	61	(17)	1,656
Brokerage fees	13	253	930	81	470	5	1,751
Commissions for local payments	498	0	974	0	1	1	1,474
Commissions for foreign commercial business	455	26	106	0	0	(1)	586
Commissions for foreign currency/exchange business	7	0	7	0	0	0	15
Commissions for loan processing and guarantees	497	189	281	0	16	6	989
Intermediary fees	32	2	486	0	1	14	535
Fees for sundry other customer services	297	349	54	127	23	1	850
Total fee and commissions income	2,429	2,397	3,419	3,451	578	10	12,283
Gross expense							(2,763)
Net fees and commissions							9,520

Prior year segmental information presented in the current structure.

	Dec 31,2018
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	275	10	249	22	15	(3)	568
Commissions for assets under management	23	16	260	3,131	6	0	3,436
Commissions for other securities	301	0	29	2	2	0	335
Underwriting and advisory fees	38	1,479	15	(1)	193	(28)	1,696
Brokerage fees	12	260	884	82	999	0	2,238
Commissions for local payments	490	(1)	959	0	12	(1)	1,460
Commissions for foreign commercial business	471	32	117	0	2	(1)	621
Commissions for foreign currency/exchange business	7	0	7	0	1	0	15
Commissions for loan processing and guarantees	521	187	246	0	26	1	981
Intermediary fees	24	1	437	0	13	17	493
Fees for sundry other customer services	281	578	69	117	31	0	1,076
Total fee and commissions income	2,444	2,564	3,273	3,352	1,300	(13)	12,921
Gross expense							(2,882)
Net fees and commissions							10,039

Prior year segmental information presented in the current structure.